Non-Current Convertible Notes Payable	3 Months Ended
Mar. 31, 2022
Non-Current Convertible Notes Payable
7.Non-Current Convertible Notes Payable

7. Non-Current Convertible Notes Payable. As of March 31, 2022 and December 31, 2021, the amount of non-current convertible notes payable was $26,900,000 and $0, respectively.

On January 30, 2022, we issued to Ainos KY a Convertible Promissory Note in the principal amount of $26,000,000 (the “APA Convertible Note”) for the Asset Purchase Transaction as more particularly described below in Item 8 in these Notes to Financial Statements. The principal sum of the APA Convertible Note is payable in cash on January 30, 2027, although we may prepay the APA Convertible Note in whole or in part without penalty. The APA Convertible Note is noninterest bearing. If not earlier repaid, the APA Convertible Note will be converted into shares of our common stock or such other securities or property for which the APA Convertible Note may become convertible, immediately prior to the closing of any public offering of our common stock as a result of which our common stock will be listed on a U.S. stock exchange. The conversion price, subject to certain adjustments, will be 80% of the initial public offering price of the offering.

Convertible Note Offering Pursuant to Regulation S

The Company issued Convertible Notes pursuant to certain Convertible Note Purchase Agreements under Regulation S. The transactions are more particularly described below:

•	$50,000 Convertible Note issued on March 31, 2022 to Yun-Han Liao. The purchaser is the daughter of Wu Hui-Lan, the Company’s Chief Financial Officer (the “Liao Convertible Note”).

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$850,000 aggregate Convertible Notes issues on March 28, 2022 to Chih-Cheng Tsai, Ming-Hsien Lee, Yu-Yuan Hsu, and Top Calibre Corporation, a British Virgin Islands company (collectively the “Regulation S Notes”).

•	The Liao Convertible Note and the Regulation S Notes are collectively referred to as the “Convertible Notes”.

The Principal Amount of the Convertible Notes are payable in cash on March 30, 2027, although the Company may prepay the Convertible Notes in whole or in part without penalty. The Convertible Notes are non-interest bearing. If not earlier repaid, the Convertible Notes will be converted into shares of common stock, $0.01 par value per share of the Company, or such other securities or property for which the Convertible Notes may become convertible, immediately prior to the closing of any public offering of the Company’s common stock as result of which the Company’s common stock will be listed on a U.S. stock exchange. The conversion price, subject to certain adjustments, will be eighty percent (80%) of the initial public offering price of the offering.